Income Taxes - Reconciliation Of Unrecognized Tax Benefit, Excluding Accrued Interest (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2013
Reconciliation of Unrecognized tax benefit, excluding accrued interest
Beginning balance	$ 33.9	$ 36.0
Additions based on tax positions related to the current year	4.4
Additions for tax positions of prior years	0.7
Reductions for tax positions of prior years	(5.6)
Ending balance	$ 33.4	$ 36.0